Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Cash Flows
Net offering costs	$ 26,399	$ 2,103,816	$ 0